Cover	Sep. 24, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2021
Entity File Number	001-39138
Entity Registrant Name	Amplitude Healthcare Acquisition Corp
Entity Central Index Key	0001788028
Entity Tax Identification Number	85-2984849
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 Bridge Pkwy Suite #102
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	549-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Amplitude Healthcare Acquisition Corporation
Voting Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Voting Common Stock, par value $0.0001 per share
Trading Symbol	JSPR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Voting Common Stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Voting Common Stock at an exercise price of $11.50
Trading Symbol	JSPRW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	Fl 40
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036